Derivative financial instruments and debt excluding lease liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Financial Instruments [Abstract]
Comparison of the Fair Value with the Carrying Amount of Debt Excluding Lease Liabilities
The table below provides the comparison of the fair value with the carrying amount of debt excluding lease liabilities, disclosed in accordance with IFRS 7 Financial Instruments: Disclosures.
DEBT EXCLUDING LEASE LIABILITIES

$ million
	June 30, 2025	December 31, 2024
Carrying amount[1]	46,720	48,376
Fair value[2]	42,864	44,119
1.    Shell issued no debt under the US shelf or under the Euro medium-term note programmes since November 2021 and September 2020, respectively. The US shelf programme has lapsed and management aims to renew it during the second half of 2025.
2. Mainly determined from the prices quoted for these securities.